SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [text block] [Abstract]
Disclosure of major customers [text block]
For the year ended
	Air
	Transportation
	At December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
		Restated	Restated
Income from ordinary activities from external customers (*)	10,070,063	9,895,456	9,613,907
Passenger	9,005,629	8,708,988	8,494,477
Freight	1,064,434	1,186,468	1,119,430
Income from ordinary activities from transactions with other operating segments	-	-	-
Other operating income	360,864	472,758	549,889
Interest income	26,283	53,253	78,695
Interest expense	(589,934)	(539,137)	(579,233)
Total net interest expense	(563,651)	(485,884)	(500,538)
Depreciation and amortization	(1,469,976)	(1,372,628)	(1,377,135)
Material non-cash items other than depreciation and amortization	(130,011)	(104,123)	(105,404)
Disposal of fixed assets and inventory losses	(60,893)	(46,351)	(39,238)
Doubtful accounts	(21,558)	(18,837)	(18,416)
Exchange differences	(32,571)	(38,070)	(48,498)
Result of indexation units	(14,989)	(865)	748
Income (loss) attributable to owners of the parents	190,430	309,811	108,896
Expenses for income tax	53,697	(73,879)	(158,998)
Segment profit / (loss)	195,613	341,786	154,386
Assets of segment	21,087,806	20,078,722	21,673,713
Segment liabilities	17,958,629	16,638,121	17,717,420
Amount of non-current asset additions	2,658,541	1,090,177	412,846
Property, plant and equipment	2,519,305	995,085	325,513
Intangibles other than goodwill	139,236	95,092	87,333
Purchase of non-monetary assets of segment	1,416,794	756,913	499,872
For the year ended
	Air	Segment		Air
	Transportation	Adjustment	Eliminations	Transportation
	At December 31,	At December 31,	At December 31,	At December 31,
	2018	2018	2018	2018
	ThUS$	ThUS$	ThUS$	ThUS$
	Previously reported			Restated
Income from ordinary activities from external customers (*)	9,887,090	60,020	(51,654)	9,895,456
Passenger	8,700,622	60,020	(51,654)	8,708,988
Freight	1,186,468	-	-	1,186,468
Other operating income	346,315	126,443	-	472,758
Interest income	27,181	26,072	-	53,253
Interest expense	(539,137)	-	-	(539,137)
Total net interest expense	(511,956)	26,072	-	(485,884)
Depreciation and amortization	(1,365,809)	(6,819)	-	(1,372,628)
Material non-cash items other than depreciation and amortization	(104,038)	(85)	-	(104,123)
Disposal of fixed assets and inventory losses	(46,351)	-	-	(46,351)
Doubtful accounts	(18,741)	(96)	-	(18,837)
Exchange differences	(38,081)	11	-	(38,070)
Result of indexation units	(865)	-	-	(865)
Income (loss) attributable to owners of the parents	200,209	109,602	-	309,811
Expenses for income tax	121,155	(47,276)	-	73,879
Segment profit / (loss)	287,206	54,580	-	341,786
Assets of segment	18,943,127	1,145,942	(10,347)	20,078,722
Segment liabilities	16,212,905	449,347	(24,131)	16,638,121
Amount of non-current asset additions	1,090,177	-	-	1,090,177
Property, plant and equipment	995,085	-	-	995,085
Intangibles other than goodwill	95,092	-	-	95,092
Purchase of non-monetary assets of segment	756,913	-	-	756,913
For the year ended
	Air	Segment		Air
	Transportation	Adjustment	Eliminations	Transportation
	At December 31,	At December 31,	At December 31,	At December 31,
	2017	2017	2017	2017
	ThUS$	ThUS$	ThUS$	ThUS$
	Previously reported			Restated
Income from ordinary activities from external customers (*)	9,159,031	454,876	-	9,613,907
Passenger	8,039,601	454,876	-	8,494,477
Freight	1,119,430	-	-	1,119,430
Income from ordinary activities from transactions with other operating segments	454,876	67,554	(522,430)	-
Other operating income	308,937	240,952	-	549,889
Interest income	28,184	50,511	-	78,695
Interest expense	(579,233)	-	-	(579,233)
Total net interest expense	(551,049)	50,511	-	(500,538)
Depreciation and amortization	(1,384,344)	7,209	-	(1,377,135)
Material non-cash items other than depreciation and amortization	(105,259)	(145)	-	(105,404)
Disposal of fixed assets and inventory losses	(39,238)	-	-	(39,238)
Doubtful accounts	(18,272)	(144)	-	(18,416)
Exchange differences	(48,497)	(1)	-	(48,498)
Result of indexation units	748	-	-	748
Income (loss) attributable to owners of the parents (**)	(49,887)	158,783	-	108,896
Expenses for income tax	(89,870)	(69,128)	-	(158,998)
Segment profit / (loss)	(4,397)	158,783	-	154,386
Assets of segment	17,430,937	1,373,049	(6,014)	18,797,972
Segment liabilities	14,007,916	563,849	(41,029)	14,530,736
Amount of non-current asset additions	412,846	-	-	412,846
Property, plant and equipment	325,513	-	-	325,513
Intangibles other than goodwill	87,333	-	-	87,333
Purchase of non-monetary assets of segment	490,983	-	-	490,983
(*)	The Company does not have any interest income that should be recognized as income from ordinary activities by interest.
(**)	The result of the Company includes a net result of ThUS$ (8,162) resulting from the application of IAS 21 and IAS 29, for the subsidiaries that are in hyperinflationary economies.

Schedule of income from ordinary activities
For the year ended
	Air
	Transportation
	At December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
		Restated	Restated
		(2)	(2)
Net cash flows from
Purchases of property, plant and equipment	1,276,621	660,707	403,666
Additions associated with maintenance	453,827	375,634	217,687
Other additions	822,794	285,073	185,979
Purchases of intangible assets	140,173	96,206	96,206
Net cash flows from (used in) operating activities	2,826,667	2,073,316	2,186,823
Net cash flow from (used in) investing activities	(1,419,207)	(358,368)	(293,925)
Net cash flows from (used in) financing activities	(1,343,521)	(1,608,597)	(1,692,668)
For the year ended
	Air	Segment		Air
	Transportation	adjustment	Eliminations	Transportation
	At December 31,	At December 31,	At December 31,	At December 31,
	2018	2018	2018	2018
	ThUS$	ThUS$	ThUS$	ThUS$
	Previously reported			Restated
Net cash flows from
Purchases of property, plant and equipment	660,631	76	-	660,707
Additions associated with maintenance	375,634	-	-	375,634
Other additions	284,997	76	-	285,073
Purchases of intangible assets (***)	85,628	10,578	-	96,206
Net cash flows from (used in) operating activities	1,950,532	111,161	11,623	2,073,316
Net cash flow from (used in) investing activities	(348,346)	(10,022)	-	(358,368)
Net cash flows from (used in) financing activities	(1,512,898)	(95,699)	-	(1,608,597)
For the year ended

	Air	Segment		Air
	Transportation	adjustment	Eliminations	Transportation
	At December 31,	At December 31,	At December 31,	At December 31,
	2017	2017	2017	2017
	ThUS$	ThUS$	ThUS$	ThUS$
	Previously reported			Restated
Net cash flows from
Purchases of property, plant and equipment	403,282	384	-	403,666
Additions associated with maintenance	218,537	-	-	218,537
Other additions	184,745	384	-	185,129
Purchases of intangible assets (***)	79,102	8,216	-	87,318
Net cash flows from (used in) operating activities	1,489,797	186,367	(9,424)	1,666,740
Net cash flow from (used in) investing activities	(278,790)	(8,632)	-	(287,422)
Net cash flows from (used in) financing activities	(1,010,705)	(168,383)	-	(1,179,088)
(***)	The Company does not have cash flows from purchases of intangible assets associated with maintenance.

Disclosure of geographical areas [text block]
	For the year ended At December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Peru	801,965	705,133	626,316
Argentina	584,959	989,883	1,113,467
U.S.A.	1,004,238	985,919	900,413
Europe	726,165	782,197	676,282
Colombia	380,449	372,794	359,276
Brazil	3,949,797	3,433,877	3,436,402
Ecuador	203,334	203,842	190,268
Chile	1,546,960	1,591,313	1,527,158
Asia Pacific and rest of Latin America	872,196	830,498	784,325
Income from ordinary activities	10,070,063	9,895,456	9,613,907
Other operating income	360,864	472,758	549,889